Segment Reporting (Details) - Schedule of revenue from business operation - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 11,474,348	$ 8,515,561	$ 5,637,370
Cost of revenue and related tax	6,013,731	3,997,098	3,386,965
Gross profit	5,460,617	4,518,463	2,250,405
Depreciation and amortization	179,207	195,239	164,942
Total capital expenditures	34,996	74,236	75,041
Online Education Service [Member]
Segment Reporting Information [Line Items]
Revenue	11,169,172	8,258,449	5,370,700
Cost of revenue and related tax	5,833,319	3,692,683	3,020,735
Gross profit	5,335,853	4,565,766	2,349,965
Depreciation and amortization	173,952	189,407	156,111
Total capital expenditures	34,996	72,984	73,564
Technological Development and Operation Service [Member]
Segment Reporting Information [Line Items]
Revenue	305,176	257,112	266,670
Cost of revenue and related tax	180,412	304,415	366,230
Gross profit	124,764	(47,303)	(99,560)
Depreciation and amortization	5,255	5,832	8,831
Total capital expenditures		$ 1,252	$ 1,477